BALANCE SHEET DETAILS - Inventories and Property and equipment, net (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2016	Dec. 31, 2014
Inventories:
Work in process	$ 61	$ 54		$ 18
Finished goods	64	17		28
Channel inventory	35	41		54
Total	160	112		100
Property and equipment, net:
Total	266			304
Less: accumulated depreciation	(32)			(88)
Property and equipment, net	234	204		216
Depreciation	1	$ 33	$ 21	56	$ 25
Furniture
Property and equipment, net:
Total	18			21
Laboratory equipment
Property and equipment, net:
Total	26			27
Computer and equipment
Property and equipment, net:
Total	78			112
Software
Property and equipment, net:
Total	$ 144			$ 144